13. REGULATORY MATTERS	12 Months Ended
Dec. 31, 2016
Regulatory Matters
REGULATORY MATTERS

Banks and bank holding companies are subject to various regulatory capital requirements administered by state and federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weighting and other factors.

The Basel III Capital Rules, a comprehensive capital framework for U.S. banking organizations, became effective for the Company and the Bank on January 1, 2015 (subject to a phase-in period for certain provisions). Quantitative measures established by the Basel III Capital Rules to ensure capital adequacy require the maintenance of minimum amounts and ratios (set forth in the table below) of Common Equity Tier 1 capital, Tier 1 capital and Total capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to adjusted quarterly average assets (as defined).

The Company and the Bank’s Common Equity Tier 1 capital includes common stock and related paid-in capital and retained earnings. In connection with the adoption of the Basel III Capital Rules, the Company elected to opt-out of the requirement to include most components of accumulated other comprehensive income in Common Equity Tier 1. Common Equity Tier 1 for both the Company and the Bank is reduced by deferred tax assets that are subject to transition provisions.

Tier 1 capital includes Common Equity Tier 1 capital and additional Tier 1 capital. For the Company, additional Tier 1 capital at December 31, 2016 includes $18.0 million of trust preferred securities issued by our unconsolidated subsidiary trusts. Under the Basel III Capital Rules, trust preferred securities only qualify as Tier 1 capital instruments for banks under $15 billion in total assets.

Total capital includes Tier 1 capital and Tier 2 capital. Tier 2 capital for both the Company and the Bank includes the permissible portion of the allowance for loan losses.

Prior to January 1, 2015, under the capital rules then in effect, the Company’s and the Bank’s Tier 1 capital included total stockholders’ equity excluding accumulated other comprehensive income, net of associated deferred tax liabilities. Tier 1 capital for the Company included $18.0 million of trust preferred securities issued by our unconsolidated subsidiary trusts.

The Common Equity Tier 1, Tier 1 and Total capital ratios are calculated by dividing the respective capital amounts by risk-weighted assets. Risk-weighted assets are calculated based on regulatory requirements and include total assets, with certain exclusions, allocated by risk weight category, and certain off-balance-sheet items, among other things. The leverage ratio is calculated by dividing Tier 1 capital by adjusted quarterly average total assets, which exclude goodwill and other intangible assets, among other things.

When fully phased in on January 1, 2019, the Basel III Capital Rules will require the Company and the Bank to maintain (i) a minimum ratio of Common Equity Tier 1 capital to risk-weighted assets of at least 4.5%, plus a 2.5% “capital conservation buffer” (which is added to the 4.5% Common Equity Tier 1 capital ratio as that buffer is phased in, effectively resulting in a minimum ratio of Common Equity Tier 1 capital to risk-weighted assets of at least 7.0% upon full implementation), (ii) a minimum ratio of Tier 1 capital to risk-weighted assets of at least 6.0%, plus the capital conservation buffer (which is added to the 6.0% Tier 1 capital ratio as that buffer is phased in, effectively resulting in a minimum Tier 1 capital ratio of 8.5% upon full implementation), (iii) a minimum ratio of Total capital (that is, Tier 1 plus Tier 2) to risk-weighted assets of at least 8.0%, plus the capital conservation buffer (which is added to the 8.0% total capital ratio as that buffer is phased in, effectively resulting in a minimum total capital ratio of 10.5% upon full implementation) and (iv) a minimum leverage ratio of 4.0%, calculated as the ratio of Tier 1 capital to average quarterly assets.

The implementation of the capital conservation buffer began on January 1, 2016 at the 0.625% level and is phased in over a three-year period (increasing by that amount on each subsequent January 1, until it reaches 2.5% on January 1, 2019). The Basel III Capital Rules also provide for a “countercyclical capital buffer” that is applicable to only certain covered institutions and does not have any current applicability to the Company or the Bank. The capital conservation buffer is designed to absorb losses during periods of economic stress and, as detailed above, effectively increases the minimum required risk-weighted capital ratios. Banking institutions with a ratio of Common Equity Tier 1 capital to risk-weighted assets below the effective minimum (4.5% plus the capital conservation buffer and, if applicable, the countercyclical capital buffer) will face constraints on dividends, equity repurchases and compensation based on the amount of the shortfall.

The following table presents actual and required capital ratios as of December 31, 2016 and 2015 for the Company and the Bank under the Basel III Capital Rules. The minimum required capital amounts presented include the minimum required capital levels as of December 31, 2016 and 2015 based on the phase-in provisions of the Basel III Capital. Capital levels required to be considered well capitalized are based upon prompt corrective action regulations, as amended to reflect the changes under the Basel III Capital Rules.

			Minimum Requirements To Be:
	Actual		Adequately Capitalized		Well Capitalized (2)
(Dollars in thousands)	Amount	Ratio (1)	Amount	Ratio (1)	Amount	Ratio (1)

The Company
Total Capital	$164,740	13.21%	$99,778	8.00%	N/A	N/A
Tier I Capital	156,831	12.57%	74,833	6.00%	N/A	N/A
Common equity Tier I Capital	138,831	11.13%	56,125	4.50%	N/A	N/A
Leverage	156,831	10.05%	62,434	4.00%	N/A	N/A

The Bank
Total Capital	$161,925	12.99%	$99,713	8.00%	$124,641	10.00%
Tier I Capital	154,016	12.36%	74,785	6.00%	99,713	8.00%
Common equity Tier I Capital	154,016	12.36%	56,089	4.50%	81,017	6.50%
Leverage	154,016	10.37%	59,405	4.00%	74,256	5.00%

			Minimum Requirements To Be:
	Actual		Adequately Capitalized		Well Capitalized (2)
(Dollars in thousands)	Amount	Ratio (1)	Amount	Ratio (1)	Amount	Ratio (1)

The Company
Total Capital	$123,028	11.21%	$87,794	8.00%	N/A	N/A
Tier I Capital	115,387	10.51%	65,845	6.00%	N/A	N/A
Common equity Tier I Capital	97,853	8.92%	49,384	4.50%	N/A	N/A
Leverage	115,387	8.66%	53,274	4.00%	N/A	N/A

The Bank
Total Capital	$127,095	11.59%	$87,696	8.00%	$109,621	10.00%
Tier I Capital	119,454	10.90%	65,772	6.00%	87,696	8.00%
Common equity Tier I Capital	119,454	10.90%	50,425	4.50%	71,253	6.50%
Leverage	119,454	9.15%	52,193	4.00%	65,241	5.00%

1)	Total capital ratio is defined as Tier 1 capital plus Tier 2 capital divided by total risk-weighted assets. The Tier 1 Capital ratio is defined as Tier 1 capital divided by total risk-weighted assets. Common equity Tier 1 is defined as Tier 1 capital excluding qualifying trust preferred securities divided by total risk weighted assets. The leverage ratio is defined as Tier 1 capital divided by the most recent quarter’s average total assets.

2)	Prompt corrective action provisions are not applicable at the bank holding company level.

Management believes that, as of December 31, 2016, the Bank was “well capitalized” based on the ratios presented above.

The Company and the Bank are subject to the regulatory capital requirements administered by the Federal Reserve Board and, for the Bank, the Federal Deposit Insurance Corporation (“FDIC”) and the North Carolina Commissioner of Banks. Regulatory authorities can initiate certain mandatory actions if the Company or the Bank fails to meet the minimum capital requirements, which could have a direct material effect on our financial statements.

Management believes, as of December 31, 2016, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

In the ordinary course of business, the Company is dependent upon dividends from the Bank to provide funds for the payment of dividends to trust preferred stockholders and to provide for other cash requirements. Banking regulations may limit the amount of dividends that may be paid. Approval by regulatory authorities is required if the effect of dividends declared would cause the regulatory capital of the Bank to fall below specified minimum levels. Approval is also required if dividends declared exceed the net profits for that year combined with the retained net profits for the preceding two years. Under the foregoing dividend restrictions and while maintaining its “well capitalized” status, at December 31, 2016, the Bank could pay aggregate dividends of up to $32.5 million to the Company without prior regulatory approval.